Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Geographic Region
Revenue by geographic region is based on the country in which our customer is located and is summarized by geographic area as follows (in thousands):

	Three Months Ended September 30,
	2024	2023
Turkey	$966	$3,517
Australia	$543	$979
Italy	511	626
Chile	—	1,956
All Other Countries	3,347	11,122

Total Revenues	$5,367	$18,200

	Nine Months Ended September 30,
	2024	2023
Spain	$3,001	$3,715
United Kingdom	2,534	3,456
France	2,431	4,423
Turkey	1,573	5,495
All Other Countries	16,980	28,143

Total Revenues	$26,519	$45,232

Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2023	2022
France	$5,569	$6,032
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211